Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	kr 22,980		kr 17,623	kr 1,840
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefits pension plans including asset ceiling	3,537		(4,618)	(6,182)
Revaluation of borrowings due to change in credit risk	31		99	(651)
Tax on items that will not be reclassiﬁed to proﬁt or loss	(682)		880	1,363
Cash flow hedge reserve
Gains/losses arising during the period	(542)		136	(290)
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss	(96)		281
Translation reserves
Changes in translation reserves	3,342	[1]	(5,376)	1,925
Reclassification to profit and loss	46	[1]	124	54
Share of other comprehensive income of JV and associated companies	28		(81)	131
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	126		(86)	60
Other comprehensive income (loss), net of tax	5,790		(8,641)	(3,590)
Total comprehensive income (loss)	28,770		8,982	(1,750)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	28,694		8,787	(1,403)
Non-controlling interests	kr 76		kr 195	kr (347)

[1]	Changes in cumulative translation adjustments include changes regarding revaluation of goodwill in local currency of SEK 2,646 million (SEK -3,359 million in 2020 and SEK 966 million in 2019), and realized gain/losses net from divested/liquidated companies, SEK 46 million (SEK 124 million in 2020 and SEK 54 million in 2019).